Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

Note 9 - Income Taxes

The income tax benefit attributable to loss before income taxes for the years ended December 31, 2017 and 2016 is as follows:

	2017	2016
Current:
Federal	$-	$-
State	(1,789,000)	-
Foreign	-	-
Total current tax benefit	(1,789,000)	-

Deferred:
Federal	-	-
State	-	-
Foreign	-	-
Total deferred tax benefit	-	-
Income tax benefit	$(1,789,000)	$-

A reconciliation of the income tax benefit computed at the statutory tax rate to the Company’s effective tax rate is as follows:

	2017	2016
U.S. federal statutory rate	35.00%	35.00%
State taxes	(21.84)%	(5.21)%
Sale of NJ NOLS and credits	(68.91)%	-%
Change in federal statutory rate	(441.07)%	-%
Stock based compensation	(5.48)%	-%
Other permanent difference due to sale of NJ NOLs and credits	(24.12)%	-%
State research and development credits	2.24%	1.87%
Other	(12.46)%	0.97%
Valuation allowance	467.73%	(32.63)%
Effective tax rate	(68.91)%	-%

Significant components of the Company’s deferred tax assets as of December 31, 2017 and 2016 are as follows:

	2017	2016
Deferred tax assets:
Net operating loss carry forwards	$17,907,000	$29,861,000
Research and development credits	1,322,000	1,220,000
Nonqualified stock option compensation expense	453,000	537,000
Other temporary book - tax differences	125,000	255,000
Total deferred tax assets	19,807,000	31,873,000
Valuation allowance for deferred tax assets	(19,807,000)	(31,873,000)
Net deferred tax assets	$-	$-

The Tax Cuts and Jobs Act of 2017 (the “Tax Act”), which was signed into law on December 22, 2017, has resulted in significant changes to the U.S. corporate income tax system. These changes include a federal statutory rate reduction from 35% to 21%, the elimination or reduction of certain domestic deductions and credits and limitations on the deductibility of interest expense and executive compensation. The Tax Act also transitions international taxation from a worldwide system to a modified territorial system and includes base erosion prevention measures on non-U.S. earnings, which has the effect of subjecting certain earnings of our foreign subsidiaries to U.S. taxation as global intangible low-taxed income. The Company considers the accounting of the transition tax, deferred tax re-measurements, and other items to be incomplete due to the forthcoming guidance and ongoing analysis of its final tax positions for the year ended December 31, 2017. The Company expects to complete its analysis within the measurement period in accordance with SAB 118.

The Tax Act also includes a one-time mandatory deemed repatriation tax on accumulated foreign subsidiaries' previously untaxed foreign earnings.

Changes in tax rates and tax laws are accounted for in the period of enactment.

In the fiscal year ended December 31, 2017, the Company recorded an income tax benefit of approximately $1,789,000, due to the sale of net operating loss and research and development credit carryforwards under the New Jersey Economic Development Authority Technology Business Tax Certificate Transfer Program. These amounts are recorded on the consolidated financial statements as income tax benefit in the year they are received.  As a result of the sale of net operating loss and research and development credit carryforwards, the Company’s deferred tax assets decreased by approximately $1,903,000. The gross amounts of the net operating loss and research and development credit carryforwards that were sold were approximately $19,233,000 and $170,000, respectively. The Agreement is subject to certain covenants.  As of December 31, 2017, the Company is in compliance with these covenants.

A valuation allowance has been recognized to offset the Company’s net deferred tax asset as it is more likely than not that such net asset will not be realized. The Company primarily considered its historical loss and potential Internal Revenue Code Section 382 limitations to arrive at its conclusion that a valuation allowance was required. The Company’s valuation allowance decreased approximately $12,066,000 from December 31, 2016 to December 31, 2017.

At December 31, 2017, the Company had Federal income tax net operating loss carryforwards of $80,097,444 and New Jersey income tax net operating loss carryforwards of $19,864,732. Foreign income tax net operating loss carryforwards were $7,902,716 as of December 31, 2017. The Company also had Federal and state research tax credit carryforwards of $1,321,746 at December 31, 2017 and $1,220,115 at December 31, 2016. The Company’s net operating losses and research credits may ultimately be limited by Section 382 of the Internal Revenue Code and, as a result, it may be unable to offset future taxable income (if any) with losses, or its tax liability with credits, before such losses and credits expire. The Federal and New Jersey net operating loss carryforwards and Federal and New Jersey tax credit carryforwards will expire at various times between 2018 and 2037 unless utilized.

The Company has analyzed the tax positions taken or expected to be taken in its tax returns and concluded it has no liability related to uncertain tax positions. The Company is subject to income tax examinations by major taxing authorities for all tax years subsequent to 2013 and does not anticipate a change in its uncertain tax positions within the next twelve months. It is the Company’s policy to report interest and penalties, if any, related to unrecognized tax benefits in income tax expense.